Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 3,495,231	$ 5,189,003
Restricted cash	130,125	104,170
Digital currencies	1,539	1,539
Accounts receivable	62,221	40,543
Inventories	39,133	34,185
Marketable securities, at fair value	28,384,944	1,063,111
Investments in derivatives	4,289	203,320
Amounts due from related parties		962
Due from brokers	160,337	317,005
Other receivables and prepayments	1,378,996	1,079,043
Total current assets	33,656,815	8,032,881
Property, plant and equipment, net	4,686,323	7,093,035
Operating lease right-of-use assets	547,389
Non-marketable investments	4,079,707	7,112,180
Intangible assets, net	964,857	1,311,683
Amounts due from related parties		50,000
Long-term deposits	296,225	294,606
Other non-current assets		59,833
Total Assets	44,231,316	23,954,218
Current liabilities:
Amounts due to related parties	145,926	41,593
Accounts payable and accrued expenses	3,240,772	2,586,527
Finance lease liabilities current	49,396	46,555
Operating lease liabilities, current	432,600
Total current liabilities	3,868,694	2,674,675
Finance lease liabilities, non-current	47,923	97,319
Operating lease liabilities, non-current	155,121
Loan payables to related parties	2,007,285	6,330,472
Total Liabilities	6,079,023	9,102,466
Commitments and contingencies
EQUITY
Additional paid-in capital	38,247,903	24,887,624
Accumulated other comprehensive income (loss)	53,296	(5,552)
Accumulated deficit	(30,489,126)	(37,555,980)
Total equity attributable to the shareholders of Aptorum Group Limited	41,834,151	16,361,208
Non-controlling interests	(3,681,858)	(1,509,456)
Total equity	38,152,293	14,851,752
Total Liabilities and Equity	44,231,316	23,954,218
Class A Ordinary Shares
EQUITY
Common stock value	11,584,324	6,597,362
Total equity	11,584,324	6,597,362
Class B Ordinary Shares
EQUITY
Common stock value	22,437,754	22,437,754
Total equity	$ 22,437,754	$ 22,437,754